Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 94,122
2021	52,497
2022	12,082
2023	14,813
2024	10,938
Total	$ 184,452